COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
7. COMMITMENTS AND CONTINGENCIES
Finance Lease Obligations
The Company has a finance lease for lab equipment which was entered into in November 2023. The finance lease has a term of 36 months, monthly lease payments of $25,009, and an option to purchase the lab equipment for $1 at the end of the finance lease term. As of September 30, 2024, the Company was reasonably certain that it would exercise the option to purchase the lab equipment at the end of the finance lease term. The useful life of the lab equipment is estimated to be 10 years. The rate implicit to the finance lease used in measuring the Company’s finance lease liability was 8.0%.

The following table presents information about the amount and timing of cash flows arising from the Company’s finance lease as of September 30, 2024 (in thousands):

2024	$75
2025	300
2026	300
2027	25

Total undiscounted finance lease payments	700
Less: Imputed interest	(63)

Present value of finance lease payments	$637

The balance sheet classification of the Company’s finance lease is as follows (in thousands):

Balance Sheet Classification:
Finance lease right-of-use asset	$788
Accumulated amortization	(66)

Net finance lease right-of-use asset	$722

Current portion of finance lease liability	$259
Long-term finance lease liability	378

Total finance lease liabilities	$637

As of September 30, 2024, the weighted average remaining finance lease term was 2.3 years.
Cash paid for amounts included in the measurement of finance lease liabilities was $0.2 million for the nine months ended September 30, 2024.
Finance lease costs were $0.1 million for the nine months ended September 30, 2024.
Operating Lease Obligations
The Company has an operating lease for laboratory and office space in San Diego, California which was entered into in June 2014. Amendments for additional space were entered into in February 2015, March 2015 and August 2015. On April 20, 2023, the Company entered into a seventh amendment to its operating lease with Nancy Ridge Technology Center, L.P. which extended the term of the operating lease by an additional 36 months and increased the base rent to $133,371 per month effective January 1, 2024, subject to 4% increases every January. The operating lease expires on December 31, 2026 with options for two individual two-year
extensions, as described in the original lease agreement, which have not been exercised, and remain in effect and available to the Company. As of September 30, 2024, the Company was not reasonably certain that it would exercise the extension options, and therefore did not include these options in the determination of the total operating lease term for accounting purposes. The incremental borrowing rate used in measuring the Company’s operating lease liability was 12.0%.

The following table presents information about the amount and timing of cash flows arising from the Company’s operating lease as of September 30, 2024 (in thousands):

2024	$400
2025	1,664
2026	1,731

Total undiscounted operating lease payments	3,795
Less: Imputed interest	(489)

Present value of operating lease payments	$3,306

The balance sheet classification of the Company’s operating lease is as follows (in thousands):

Balance Sheet Classification:
Operating lease right-of-use asset	$3,035
Current portion of operating lease liability	$1,322
Long-term operating lease liability	1,984

Total operating lease liabilities	$3,306

As of September 30, 2024, the weighted average remaining operating lease term was 2.3 years.
Cash paid for amounts included in the measurement of operating lease liabilities was $1.2 million and $1.0 million for the nine months ended September 30, 2024 and 2023, respectively.
Operating lease costs were $1.3 million and $1.2 million for the nine months ended September 30, 2024 and 2023, respectively. These costs are primarily related to the Company’s operating lease, but also include immaterial amounts for variable leases and short-term leases with terms greater than 30 days.
Contractual Obligations
The Company enters into contracts in the normal course of business with vendors for R&D activities, manufacturing, and professional services. These contracts generally provide for termination either on notice or after a notice period.
Reduction in Force
On September 9, 2024, management of the Company, as authorized by the board of directors of the Company, approved a reduction in the Company’s workforce (the “Reduction”) of 20 employees, which represented approximately 30% of the Company’s workforce. The Reduction reflects the Company’s focus on the clinical development of CD388, its influenza product candidate. The Reduction was substantially completed by November 1, 2024.
As a result of the Reduction, the Company incurred charges of approximately $1.2 million for severance payments and employee benefits included in R&D expenses in the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2024. The Company does not expect to incur additional charges related to the Reduction. As of September 30, 2024, these charges were unpaid and included in accrued compensation and benefits in the condensed consolidated balance sheets. The Company expects these charges to be paid during the fourth quarter of 2024.

10. COMMITMENTS AND CONTINGENCIES
Litigation
From time to time, the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. Management believes there are no claims or actions pending against the Company at December 31, 2023 which will have, individually or in the aggregate, a material adverse effect on its business, liquidity, financial position or results of operations. Litigation, however, is subject to inherent uncertainties, and an adverse result in such matters may arise from time to time that may harm the Company’s business.
Finance Lease Obligations
The Company has a finance lease for lab equipment which was entered into in November 2023. The finance lease has a term of 36 months, monthly lease payments of $25,009, and an option to purchase the lab equipment for $1 at the end of the finance lease term. As of December 31, 2023, the Company was reasonably certain that it would exercise the option to purchase the lab equipment at the end of the finance lease term. The useful life of the lab equipment is estimated to be 10 years. The rate implicit to the finance lease used in measuring the Company’s finance lease liability was 8.0%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance lease as of December 31, 2023 (in thousands):

2024	$275
2025	300
2026	300
2027	25

Total undiscounted finance lease payments	900
Less: Imputed interest	(107)

Present value of finance lease payments	$793

The balance sheet classification of the Company’s finance lease is as follows (in thousands):

Balance Sheet Classification:
Finance lease right-of-use asset	$788
Accumulated amortization	(6)

Net finance lease right-of-use asset	$782

Current portion of finance lease liability	$218
Long-term finance lease liability	575

Total finance lease liabilities	$793

As of December 31, 2023, the weighted average remaining finance lease term was 3.1 years.
Cash paid for amounts included in the measurement of finance lease liabilities was zero for the year ended December 31, 2023.
Finance lease costs were immaterial for the year ended December 31, 2023.
Operating Lease Obligations
The Company has an operating lease for laboratory and office space in San Diego, California which was entered into in June 2014. Amendments for additional space were entered into in February 2015, March 2015 and August 2015. On April 20, 2023, the Company entered into a seventh amendment to its operating lease with Nancy Ridge Technology Center, L.P. which extended the term of the operating lease by an additional 36 months and increases the base rent to $133,371 per month effective January 1, 2024, subject to 4% increases every January. The operating lease expires on December 31, 2026 with options for two individual two-year
extensions, as described in the original lease agreement, which have not been exercised, and remain in effect and available to the Company. As of December 31, 2023, the Company was not reasonably certain that it would exercise the extension options, and therefore did not include these options in the determination of the total operating lease term for accounting purposes. The incremental borrowing rate used in measuring the Company’s operating lease liability was 12.0%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating lease as of December 31, 2023 (in thousands):

2024	$1,600
2025	1,665
2026	1,731

Total undiscounted operating lease payments	4,996
Less: Imputed interest	(912)

Present value of operating lease payments	$4,084

The balance sheet classification of the Company’s operating lease is as follows (in thousands):

Balance Sheet Classification:
Operating lease right-of-use asset	$3,788
Current portion of operating lease liability	$1,082
Long-term operating lease liability	3,002

Total operating lease liabilities	$4,084

As of December 31, 2023, the weighted average remaining operating lease term was 3 years.
Cash paid for amounts included in the measurement of operating lease liabilities was $1.3 million and $1.2 million for the years ended December 31, 2023 and 2022, respectively.
Operating lease costs were $1.6 million and $1.3 million for the years ended December 31, 2023 and 2022, respectively. These costs are primarily related to the Company’s operating lease, but also include immaterial amounts for variable leases and short-term leases with terms greater than 30 days.
Contractual Obligations
The Company enters into contracts in the normal course of business with vendors for research and development activities, manufacturing, and professional services. These contracts generally provide for termination either on notice or after a notice period.